COMMITMENTS AND CONTINGENCIES (Details 1) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES [Line Items]
2018	$ 78,994	$ 78,994
2019	98,491	98,491
2020	137,485	137,485
2021	137,485	137,485
2022	142,485	142,485
Thereafter	937,290	937,290
Total	$ 1,532,230	$ 1,532,230